Morgan Stanley California Tax-Free Daily Income Trust
LETTER TO THE SHAREHOLDERS o JUNE 30, 2002


Dear Shareholder:

As of June 30, 2002, Morgan Stanley California Tax-Free Daily Income Trust had net assets of approximately $248 million. For the seven-day period ended June 30, 2002, the Fund provided an effective yield of 0.77 percent and a current yield of 0.77 percent, while its 30-day moving average yield for June was 0.74 percent. For the six-month period ended June 30, 2002, the Fund provided a total return of 0.37 percent. Please note, the yield reflects the current earnings of the fund more closely than the total return calculation.

Municipal Money Market Overview

The first half of 2002 was a challenging market environment for tax-free money market funds. Following a year of dramatic interest-rate easing, Federal Reserve Board monetary policy held steady, with the only change coming in the form of a bias shift from weakness to neutral. Accordingly, tax-free money market yields were relatively stable but unappealingly low. At the same time, the widespread municipal surpluses prevalent in recent years disappeared as state and local governments faced shrinking revenues and widening budget gaps. In our view, these economic strains brought a need for added caution in making investment selections.

At the end of June, yields for both fixed-rate and variable-rate municipal money market instruments were little changed from early January. Yields for daily and weekly variable-rate demand obligations (VRDOs) fluctuated within a narrower range than usual. Short-term rates typically move upward during April and May as investors liquidate money market assets to fund personal income tax payments. While this technical pattern was repeated during the second quarter, redemptions were relatively mild this year as a slow economy reduced state and federal income and capital gains tax bills.

Yields for longer-term fixed-rate instruments reached new lows in January but pushed higher in March, as hopes for a quick economic recovery brought anticipation of a change in monetary policy. Expectations for an interest-rate hike dissipated during the second quarter, however, with the release of sobering economic data and the blow to investor confidence brought on by corporate accounting irregularities. The Bond Buyer One Year Note Index, a benchmark indicator for the tax-free money market, fell to a low of 1.45 percent in late January, rose to 2.15 percent at the end of March but then sank again to finish the reporting period at 1.52 percent.

Portfolio Composition and Structure

On June 30, 2002, approximately 65 percent of the Fund's portfolio was invested in VRDOs. Tax-exempt commercial paper and municipal notes, the two other types of securities held in the portfolio, comprised 20 percent and 15 percent of the portfolio, respectively. Portfolio holdings are continuously reviewed to maintain or improve creditworthiness. In addition to evaluating the issuer's

Morgan Stanley California Tax-Free Daily Income Trust
LETTER TO THE SHAREHOLDERS o JUNE 30, 2002 continued


credit, we devote particular effort to monitoring the credit quality of institutions that provide credit enhancement and liquidity facilities for our investments.

For much of the period our asset allocation heavily favored VRDOs and short-maturity commercial paper, and the Fund's weighted average maturity moved within a short to moderate range. In June, our seasonal purchases of new one-year notes were more modest than those of a year earlier. The low-interest-rate environment, coupled with increasing municipal budgetary pressures, called for greater restraint in managing portfolio maturity. At the end of June, the Fund's average maturity was 51 days, compared to 37 days in December and well below the level of 66 days in June 2001.

Looking Ahead

Although we expect the corporate earnings picture to brighten during the second half of the year, investor confidence has been shaken. Based on our observations, prospects for a near-term shift in monetary policy have diminished. Going forward, we will continue to make selective commitments to longer fixed-rate paper while seeking to ensure that the portfolio remains defensively positioned for relative safety within an uncertain economic climate.

We appreciate your ongoing support of Morgan Stanley California Tax-Free Daily Income Trust and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President


Annual Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00am to 8:00pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley California Tax-Free Daily Income Trust
PORTFOLIO OF INVESTMENTS o JUNE 30, 2002 (UNAUDITED)


PRINCIPAL
AMOUNT IN                                                                                COUPON       DEMAND
THOUSANDS                                                                                RATE+         DATE*        VALUE
----------------------------------------------------------------------------------------------------------------------------
             California Tax-Exempt Short-Term Variable Rate Municipal Obligations (69.2%)
             ABAG Finance Authority for Nonprofit Corporations,
$ 4,900        Episcopal Homes Foundation Ser 2000 COPs ................................. 1.20 %     07/08/02   $  4,900,000
  5,000        New De Young Museum Ser 2002 B (MBIA) .................................... 1.15       07/08/02      5,000,000
             California Educational Facilities Authority,
  5,000        California Institute of Technology Ser 1994** ............................ 1.15       07/08/02      5,000,000
  8,275        Stanford University Ser L-2** ............................................ 1.10       07/08/02      8,275,000
             California Health Facilities Financing Authority,
  2,600        Adventist Health System/West 1998 Ser A & Ser B (MBIA) ................... 1.85       07/01/02      2,600,000
  5,000        Adventist Health System/West 2002 Ser A .................................. 1.85       07/01/02      5,000,000
  4,500        Scripps Memorial Hospital Series 1991B (MBIA) ............................ 1.18       07/08/02      4,500,000
  5,000      California Pollution Control Financing Authority, Chevron USA Inc
               Ser 1984 B ............................................................... 1.80       06/15/03      5,000,414
 10,000      California Transit Finance Authority, Ser 1997 (FSA) ....................... 1.15       07/08/02     10,000,000
  5,000      Eastern Municipal Water District, Water & Sewer Ser 1993 B COPs (FGIC) ..... 1.10       07/08/02      5,000,000
  6,400      Fresno, Sewer System Sub Lien Ser 2000 A (FGIC) ............................ 1.10       07/08/02      6,400,000
  6,000      Glendale Financing Authority, Police Building Ser 2000 COPs ................ 1.20       07/08/02      6,000,000
  2,782      Irvine Assessment District No 87-8, Improvement Bond Act 1915 .............. 1.75       07/01/02      2,782,000
             Irvine Ranch Water District
  1,100        Capital Improvement Ser 1986 COPs ........................................ 1.75       07/01/02      1,100,000
  2,100        Refg Ser 1985 B .......................................................... 2.00       07/01/02      2,100,000
  1,600        Ser 1993 ................................................................. 1.75       07/01/02      1,600,000
  1,440      Los Angeles, Multifamily 1985 Ser K ........................................ 1.30       07/08/02      1,440,000
  3,000      Los Angeles, Wastewater System Ser 2001 B (FGIC) ........................... 1.88       10/31/02      3,000,000
             Los Angeles Department of Water & Power,
  8,000        Power System 2001 Ser B Subser B-1 ....................................... 1.20       07/08/02      8,000,000
  6,500        Power System 2001 Ser B Subser B-6 ....................................... 1.85       07/01/02      6,500,000
  5,000        Water System 2001 Ser B Subser B-1 ....................................... 1.20       07/08/02      5,000,000
             Metropolitan Water District of Southern California,
  6,000        Water 1998 Ser C ......................................................... 1.25       07/08/02      6,000,000
  4,900        Water 2000 Ser B-4** ..................................................... 1.10       07/08/02      4,900,000
             Newport Beach,
  4,445        Hoag Memorial Hospital Presbyterian Ser 1992 ............................. 1.96       07/01/02      4,445,000
  3,100        Hoag Memorial Hospital Presbyterian 1996 Ser B ........................... 1.85       07/01/02      3,100,000
  9,600      Oakland-Alameda County Coliseum Authority, Oakland Coliseum 2000 Refg
               Ser C-2 .................................................................. 1.125      07/08/02      9,600,000

                        See Notes to Financial Statements

Morgan Stanley California Tax-Free Daily Income Trust
PORTFOLIO OF INVESTMENTS o JUNE 30, 2002 (UNAUDITED) continued


PRINCIPAL
AMOUNT IN                                                                                   COUPON       DEMAND
THOUSANDS                                                                                   RATE+         DATE*        VALUE
----------------------------------------------------------------------------------------------------------------------------------
$ 3,800      Orange County Sanitation District, Ser 2000 A & B COPs .......................  1.75 %      07/01/02   $  3,800,000
  1,200      Orange County Special Financing Authority, Teeter Plan Ser 1995 D (Ambac).....  1.15        07/08/02      1,200,000
  4,000      Rancho California Water District Financing Authority, Ser 1998 A (FGIC) ......  1.10        07/08/02      4,000,000
  3,900      Sacramento County, Administration Center & Courthouse Ser 1990 COPs ..........  1.15        07/08/02      3,900,000
 10,000      San Francisco City & County Finance Corporation, Moscone Center
               Ser 2000-1 (Ambac) .........................................................  1.20        07/08/02     10,000,000
  5,000      San Francisco City & County Redevelopment Agency, Bayside Village
               Ser A ......................................................................  1.29        07/08/02      5,000,000
  5,000      Southern California Public Power Authority, Transmission Refg
               Ser 2001 A** ...............................................................  1.10        07/08/02      5,000,000
  3,100      Turlock Irrigation District, Ser 2001 A COPs .................................  1.85        07/01/02      3,100,000
             Puerto Rico
  8,200      Puerto Rico Highway & Transportation Authority, Transportation 1998
               Ser A (Ambac) ..............................................................  1.10        07/08/02      8,200,000
                                                                                                                    ------------
             Total California Tax-Exempt Short-Term Variable Rate Municipal Obligations
             (Cost $171,442,414) ..............................................................................      171,442,414
                                                                                                                    ------------


                                                                                                      YIELD TO
                                                                                                      MATURITY
                                                                                COUPON   MATURITY    ON DATE OF
                                                                                 RATE      DATE       PURCHASE
                                                                                ------   --------    ----------
             California Tax-Exempt Commercial Paper (21.4%)
  5,000      California Infrastructure & Economic Development Bank,
               Salvation Army Western Territory Ser 2001 .....................   1.75%   08/09/02       1.75%          5,000,000
  5,000      East Bay Municipal Utility District, Wastewater Ser 1997 ........   1.35    08/28/02       1.35           5,000,000
 10,000      Los Angeles County Metropolitan Transportation Authority,
               Sales Tax Ser A ...............................................   1.25    07/17/02       1.25          10,000,000
  5,000      Los Angeles Department of Water & Power, Electric Plant
               Issue 1997 ....................................................   1.25    08/07/02       1.25           5,000,000
  6,000      San Diego County Water Authority, Ser # 1 .......................   1.40    08/07/02       1.40           6,000,000
             San Gabriel Valley Council of Governments
  5,000        Alameda Corridor-East GANs ....................................   1.45    08/08/02       1.45           5,000,000
  5,000        Alameda Corridor-East GANs ....................................   1.40    11/12/02       1.40           5,000,000
  4,000      University of California Regents, Ser A .........................   1.40    10/17/02       1.40           4,000,000



                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Daily Income Trust
PORTFOLIO OF INVESTMENTS o JUNE 30, 2002 (UNAUDITED) continued


                                                                                             YIELD TO
PRINCIPAL                                                                                    MATURITY
AMOUNT IN                                                              COUPON    MATURITY   ON DATE OF
THOUSANDS                                                               RATE       DATE      PURCHASE       VALUE
----------------------------------------------------------------------------------------------------------------------
           Puerto Rico
           Puerto Rico Government Development Bank,
$  3,000     Ser 1996 ................................................. 1.35%    08/20/02      1.35%     $   3,000,000
   5,000     Ser 1996 ................................................. 1.40     07/22/02      1.40          5,000,000
                                                                                                         -------------
           Total California Tax-Exempt Commercial Paper
           (Cost $53,000,000) .........................................                                     53,000,000
                                                                                                         -------------
           California Tax-Exempt Short-Term Municipal Notes (15.8%)
           California School Cash Reserve Program Authority,
  12,000     2001 Pool Ser A (Ambac), dtd 07/03/01 .................... 4.00     07/03/02      2.65         12,001,729
  12,000     2002 Pool Ser A (Ambac), dtd 07/03/02 (WI) ............... 3.00     07/03/03      1.67         12,156,960
   5,000   Fresno County, 2001-2002 TRANs, dtd 07/02/01 ............... 3.50     07/01/02      2.63          5,000,232
   5,000   San Jose Financing Authority, Civic Center Ser 2002 A
             BANs, dtd 07/02/02 (WI) .................................. 2.50     12/12/02      1.32          5,026,050
   5,000   Santa Cruz, 2002-2003 TRANs, dtd 07/02/02 (WI) ............. 3.00     07/01/03      1.65          5,066,200
                                                                                                         -------------
           Total California Tax-Exempt Short-Term Municipal Notes
           (Cost $39,251,171) ......................................................................        39,251,171
                                                                                                         -------------
           Total Investments ($263,693,585) (a) ........................................      106.4%       263,693,585
           Liabilities in Excess of Other Assets .......................................       (6.4)       (15,906,211)
                                                                                              -----      -------------
           Net Assets ..................................................................      100.0%     $ 247,787,374
                                                                                              =====      =============

------------
     COPs    Certificates of Participation.
     BANs    Bond Anticipation Notes.
     GANs    Grant Anticipation Notes.
    TRANs    Tax Revenue Anticipation Notes.
      WI     Security purchased on a "when-issued" basis.
      +      Rate shown is the rate in effect at June 30, 2002.
      *      Date on which the principal amount can be recovered through demand.
      **     This security has been segregated in connection with the purchase of "when-issued" securities.
     (a)     Cost is the same for federal income tax purposes.

Bond Insurance:
---------------
    Ambac    Ambac Assurance Corporation.
    FGIC     Financial Guaranty Insurance Company.
     FSA     Financial Security Assurance Inc.
    MBIA     Municipal Bond Investors Assurance Corporation.


                        See Notes to Financial Statements

Morgan Stanley California Tax-Free Daily Income Trust
FINANCIAL STATEMENTS


Statement of Assets and Liabilities
June 30, 2002 (unaudited)

Assets:
Investments in securities, at value
  (cost $263,693,585)..............................   $263,693,585
Cash ..............................................      1,009,619
Receivable for:
    Investments sold ..............................      7,300,000
    Interest ......................................      1,036,305
Prepaid expenses and other assets .................         11,357
                                                      ------------
    Total Assets ..................................    273,050,866
                                                      ------------
Liabilities:
Payable for:
    Investments purchased .........................     22,249,210
    Shares of beneficial interest redeemed.........      2,804,544
    Investment management fee .....................         99,347
    Distribution fee ..............................         19,869
Accrued expenses ..................................         90,522
                                                      ------------
    Total Liabilities .............................     25,263,492
                                                      ------------
    Net Assets ....................................   $247,787,374
                                                      ============
Composition of Net Assets:
Paid-in-capital ...................................   $247,777,480
Accumulated undistributed net investment income....            231
Accumulated undistributed net realized gain .......          9,663
                                                      ------------
    Net Assets .............................          $247,787,374
                                                      ============
Net Asset Value Per Share,
  247,777,480 shares outstanding (unlimited shares
  authorized of $.01 par value) ...................         $1.00
                                                            =====


Statement of Operations
For the six months ended June 30, 2002 (unaudited)

Net Investment Income:
Interest Income ..........................    $1,921,368
                                              ----------
Expenses
Investment management fee ................       668,035
Distribution fee .........................       131,483
Transfer agent fees and expenses .........        59,144
Professional fees ........................        21,205
Shareholder reports and notices ..........        18,002
Trustees' fees and expenses ..............         9,765
Custodian fees ...........................         7,592
Registration fees ........................         4,561
Other ....................................         4,651
                                              ----------
    Total Expenses .......................       924,438
Less: expense offset .....................        (7,564)
                                              ----------
    Net Expenses .........................       916,874
                                              ----------
Net Investment Income ....................    $1,004,494
                                              ==========


                        See Notes to Financial Statements

Morgan Stanley California Tax-Free Daily Income Trust
FINANCIAL STATEMENTS continued


Statement of Changes in Net Assets

                                                                              FOR THE SIX      FOR THE YEAR
                                                                              MONTHS ENDED         ENDED
                                                                             JUNE 30, 2002   DECEMBER 31, 2001
                                                                             -------------   -----------------
                                                                              (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income .....................................................   $  1,004,494     $  4,954,009
Net realized gain .........................................................              -           12,022
                                                                              ------------     ------------
  Net Increase ............................................................      1,004,494        4,966,031
Dividends to shareholders from net investment income ......................     (1,004,308)      (4,954,108)
Net increase (decrease) from transactions in shares of beneficial interest     (28,198,003)       2,982,856
                                                                              ------------     ------------
  Net Increase (Decrease) .................................................    (28,197,817)       2,994,779
Net Assets:
Beginning of period .......................................................    275,985,191      272,990,412
                                                                              ------------     ------------
End of Period
(Including accumulated undistributed net investment income of $231 and $45,
respectively) .............................................................   $247,787,374     $275,985,191
                                                                              ============     ============



                        See Notes to Financial Statements

Morgan Stanley California Tax-Free Daily Income Trust
NOTES TO FINANCIAL STATEMENTS o JUNE 30, 2002 (UNAUDITED)


1. Organization and Accounting Policies

Morgan Stanley California Tax-Free Daily Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and California income tax, consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on April 25, 1988 and commenced operations on July 22, 1988.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Status - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders - The Fund records dividends and distributions to shareholders as of the close of each business day.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the

Morgan Stanley California Tax-Free Daily Income Trust
NOTES TO FINANCIAL STATEMENTS o JUNE 30, 2002 (UNAUDITED) continued


portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended June 30, 2002, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended June 30, 2002 aggregated $330,562,210 and $345,346,000, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2002, the Fund had transfer agent fees and expenses payable of approximately $1,800.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,558. At June 30, 2002, the Fund had an accrued pension liability of $56,774 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley California Tax-Free Daily Income Trust
NOTES TO FINANCIAL STATEMENTS o JUNE 30, 2002 (UNAUDITED) continued


5. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:


                                                           FOR THE SIX       FOR THE YEAR
                                                           MONTHS ENDED          ENDED
                                                          JUNE 30, 2002    DECEMBER 31, 2001
                                                          -------------    -----------------
                                                            (unaudited)
Shares sold ...........................................     210,175,689       457,440,723
Shares issued in reinvestment of dividends ............       1,004,308         4,954,108
                                                           ------------      ------------
                                                            211,179,997       462,394,831
Shares redeemed .......................................    (239,378,000)     (459,411,975)
                                                           ------------      ------------
Net increase (decrease) in shares outstanding .........     (28,198,003)        2,982,856
                                                           ============      ============

6. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

Morgan Stanley California Tax-Free Daily Income Trust
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                              FOR THE SIX                           FOR THE YEAR ENDED DECEMBER 31,
                                             MONTHS ENDED     ----------------------------------------------------------------------
                                             JUNE 30, 2002       2001        2000           1999            1998            1997
                                             -------------    ---------    ---------    ------------    ------------    ------------
                                              (unaudited)
Selected Per Share Data:
Net asset value, beginning of period .....     $  1.00         $  1.00      $  1.00      $  1.00         $  1.00         $  1.00
                                               -------         -------      -------      -------         -------         -------
Net income from investment operations ....       0.004           0.017        0.028        0.023           0.025           0.028
Less dividends from net investment
 income ..................................      (0.004)         (0.017)      (0.028)      (0.023)         (0.025)         (0.028)
                                               -------         -------      -------      -------         -------         -------
Net asset value, end of period ...........     $  1.00         $  1.00      $  1.00      $  1.00         $  1.00         $  1.00
                                               =======         =======      =======      =======         =======         =======
Total Return .............................        0.37%(1)        1.76%        2.86%        2.28%           2.54%           2.83%
Ratios to Average Net Assets:
Expenses (before expense offset) .........        0.69%(2)        0.69%        0.69%        0.72%(3)        0.70%(3)        0.72%(3)
Net investment income ....................        0.75%(2)        1.72%        2.81%        2.25%           2.50%           2.79%
Supplemental Data:
Net assets, end of period, in thousands ..    $247,787        $275,985     $272,990     $281,541        $283,382        $287,001

------------
 (1) Not annualized.
 (2) Annualized.
 (3) Does not reflect the effect of expense offset of 0.01%.




                        See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Katherine H. Stromberg
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020



The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.



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SEMIANNUAL REPORT
June 30, 2002